UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Series Equity-Income Fund

October 31, 2014

1.950934.101

AEDTI-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.3%
Gentex Corp.	168,121	$ 5,504,282
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	194,108	10,050,912
McDonald's Corp.	173,627	16,274,059
Starwood Hotels & Resorts Worldwide, Inc.	48,800	3,741,008
Texas Roadhouse, Inc. Class A	97,007	2,800,592
Yum! Brands, Inc.	158,281	11,369,324
		44,235,895
Household Durables - 0.1%
M.D.C. Holdings, Inc. (d)	73,200	1,787,544
Tupperware Brands Corp.	5,700	363,375
		2,150,919
Media - 2.2%
Comcast Corp. Class A	621,228	34,384,970
Sinclair Broadcast Group, Inc. Class A (d)	240,301	6,980,744
		41,365,714
Multiline Retail - 2.5%
Kohl's Corp.	221,202	11,993,572
Macy's, Inc.	79,400	4,590,908
Target Corp.	503,597	31,132,367
		47,716,847
Specialty Retail - 1.1%
Foot Locker, Inc.	159,341	8,924,689
GNC Holdings, Inc.	96,800	4,023,976
PetSmart, Inc.	49,100	3,552,385
Staples, Inc. (d)	344,827	4,372,406
		20,873,456
TOTAL CONSUMER DISCRETIONARY		161,847,113
CONSUMER STAPLES - 9.8%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	146,800	10,918,984
The Coca-Cola Co. (e)	164,577	6,892,485
		17,811,469
Food & Staples Retailing - 2.0%
CVS Health Corp.	161,887	13,891,523
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	109,442	$ 8,347,141
Walgreen Co. (e)	233,986	15,026,581
		37,265,245
Food Products - 1.1%
B&G Foods, Inc. Class A	65,355	1,925,358
Kellogg Co.	304,503	19,476,012
		21,401,370
Household Products - 2.6%
Procter & Gamble Co.	571,381	49,864,420
Tobacco - 3.2%
Altria Group, Inc.	235,838	11,400,409
Lorillard, Inc.	391,279	24,063,659
Philip Morris International, Inc.	179,931	16,015,658
Reynolds American, Inc.	140,729	8,853,261
		60,332,987
TOTAL CONSUMER STAPLES		186,675,491
ENERGY - 14.1%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	172,345	6,995,484
National Oilwell Varco, Inc.	129,100	9,377,824
Noble Corp.	92,404	1,933,092
Oceaneering International, Inc.	43,700	3,070,799
Paragon Offshore PLC (a)(d)	76,468	372,399
		21,749,598
Oil, Gas & Consumable Fuels - 13.0%
Access Midstream Partners LP	50,087	3,119,919
Anadarko Petroleum Corp.	96,659	8,871,363
Apache Corp.	202,295	15,617,174
Chevron Corp.	661,469	79,343,207
CONSOL Energy, Inc.	190,606	7,014,301
EV Energy Partners LP	160,160	5,197,192
Exxon Mobil Corp.	537,900	52,020,309
Foresight Energy LP	66,200	1,198,220
Hess Corp.	93,900	7,963,659
Holly Energy Partners LP	86,100	2,880,906
HollyFrontier Corp.	18,724	849,695
Imperial Oil Ltd.	21,800	1,048,945
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Holding Co. LLC (d)	146,300	$ 5,661,810
Legacy Reserves LP	51,300	1,110,132
Markwest Energy Partners LP (e)	139,147	9,747,247
Occidental Petroleum Corp.	127,739	11,359,829
Scorpio Tankers, Inc.	59,672	520,937
The Williams Companies, Inc. (e)	594,200	32,984,042
Williams Partners LP	27,100	1,397,005
		247,905,892
TOTAL ENERGY		269,655,490
FINANCIALS - 24.9%
Banks - 11.9%
Bank of America Corp.	211,900	3,636,204
CIT Group, Inc.	29,900	1,463,007
Citigroup, Inc.	266,600	14,271,098
Comerica, Inc.	141,400	6,750,436
FirstMerit Corp.	326,800	5,996,780
JPMorgan Chase & Co.	1,285,530	77,748,854
M&T Bank Corp.	216,570	26,460,523
PNC Financial Services Group, Inc.	39,500	3,412,405
SunTrust Banks, Inc.	125,300	4,904,242
TCF Financial Corp.	50,500	780,225
U.S. Bancorp	454,521	19,362,595
Valley National Bancorp (d)	178,300	1,779,434
Wells Fargo & Co.	1,158,949	61,528,602
		228,094,405
Capital Markets - 4.7%
Apollo Global Management LLC Class A	123,497	2,809,557
Apollo Investment Corp. (d)	951,900	7,853,175
Ares Capital Corp.	250,452	4,004,727
Ares Management LP	89,900	1,427,612
Carlyle Group LP	71,300	1,979,288
Charles Schwab Corp.	161,064	4,617,705
Greenhill & Co., Inc.	22,491	1,012,095
Invesco Ltd.	103,300	4,180,551
KKR & Co. LP	852,028	18,369,724
Morgan Stanley	450,100	15,730,995
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	119,400	$ 9,009,924
The Blackstone Group LP	632,400	19,047,888
		90,043,241
Diversified Financial Services - 0.1%
TPG Specialty Lending, Inc.	100,600	1,687,062
Insurance - 5.8%
ACE Ltd.	155,000	16,941,500
Allied World Assurance Co.	99,600	3,784,800
MetLife, Inc.	969,551	52,588,446
Prudential Financial, Inc. (e)	161,792	14,325,064
The Chubb Corp.	126,970	12,615,739
The Travelers Companies, Inc.	105,668	10,651,334
		110,906,883
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	396,773	9,022,618
Annaly Capital Management, Inc.	795,500	9,076,655
Aviv REIT, Inc.	35,200	1,187,296
CBL & Associates Properties, Inc.	212,100	4,057,473
Coresite Realty Corp.	48,333	1,789,288
First Potomac Realty Trust	279,515	3,493,938
Home Properties, Inc.	96,875	6,230,031
Piedmont Office Realty Trust, Inc. Class A	119,400	2,322,330
Retail Properties America, Inc.	105,000	1,647,450
Two Harbors Investment Corp.	314,500	3,185,885
Ventas, Inc.	21,200	1,452,412
		43,465,376
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	106,562	1,795,570
TOTAL FINANCIALS		475,992,537
HEALTH CARE - 7.6%
Biotechnology - 0.2%
Amgen, Inc. (e)	20,700	3,357,126
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	137,124	9,617,877
Covidien PLC	47,600	4,400,144
DENTSPLY International, Inc.	60,600	3,076,662
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc. (d)	191,800	$ 3,555,972
St. Jude Medical, Inc.	24,100	1,546,497
		22,197,152
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	142,721	13,559,922
WellPoint, Inc.	36	4,561
		13,564,483
Pharmaceuticals - 5.5%
Johnson & Johnson	695,093	74,917,124
Merck & Co., Inc.	187,453	10,861,027
Pfizer, Inc.	650,436	19,480,558
		105,258,709
TOTAL HEALTH CARE		144,377,470
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.0%
The Boeing Co.	38,200	4,771,562
United Technologies Corp.	129,400	13,845,800
		18,617,362
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc. (e)	98,043	6,785,556
United Parcel Service, Inc. Class B	314,800	33,025,668
		39,811,224
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	184,250	5,593,830
Republic Services, Inc. (e)	239,000	9,177,600
		14,771,430
Electrical Equipment - 0.5%
Eaton Corp. PLC	92,100	6,298,719
Emerson Electric Co.	59,900	3,837,194
		10,135,913
Industrial Conglomerates - 3.3%
General Electric Co.	2,493,056	64,345,775
Machinery - 0.8%
Cummins, Inc.	23,700	3,464,466
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	78,500	$ 6,714,890
Stanley Black & Decker, Inc.	56,677	5,307,234
		15,486,590
Professional Services - 0.1%
Acacia Research Corp.	97,406	1,753,308
Road & Rail - 1.0%
CSX Corp.	309,100	11,013,233
Union Pacific Corp.	65,700	7,650,765
		18,663,998
Trading Companies & Distributors - 0.3%
Watsco, Inc.	52,400	5,324,888
TOTAL INDUSTRIALS		188,910,488
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 3.2%
Cisco Systems, Inc.	2,190,859	53,610,320
QUALCOMM, Inc.	98,410	7,726,169
		61,336,489
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	113,224	6,921,383
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	295,400	13,603,170
IT Services - 3.1%
Accenture PLC Class A	2,100	170,352
IBM Corp.	192,884	31,710,130
Paychex, Inc. (e)	603,696	28,337,490
		60,217,972
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	915,886	20,231,922
Broadcom Corp. Class A (e)	645,695	27,041,707
		47,273,629
Software - 1.9%
CA Technologies, Inc.	294,500	8,558,170
Microsoft Corp.	607,300	28,512,735
		37,070,905
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
EMC Corp.	109,300	$ 3,140,189
TOTAL INFORMATION TECHNOLOGY		229,563,737
MATERIALS - 1.2%
Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.	54,300	1,853,441
Tronox Ltd. Class A	125,800	3,041,844
		4,895,285
Metals & Mining - 0.9%
Commercial Metals Co.	213,125	3,684,931
Freeport-McMoRan, Inc.	362,941	10,343,819
Nucor Corp.	71,100	3,843,666
		17,872,416
TOTAL MATERIALS		22,767,701
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	625,191	21,781,654
Verizon Communications, Inc.	892,790	44,862,698
		66,644,352
UTILITIES - 4.4%
Electric Utilities - 4.4%
American Electric Power Co., Inc.	239,345	13,963,387
Duke Energy Corp.	116,500	9,570,475
Exelon Corp.	274,500	10,043,955
Hawaiian Electric Industries, Inc. (d)	180,198	5,074,376
Pinnacle West Capital Corp.	33,100	2,034,657
PPL Corp. (e)	441,337	15,442,382
Southern Co. (e)	488,134	22,629,892
Xcel Energy, Inc.	187,900	6,289,013
		85,048,137
TOTAL COMMON STOCKS (Cost $1,598,224,882)		1,831,482,516
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	65,812,306	$ 65,812,306
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,968,950	29,968,950
TOTAL MONEY MARKET FUNDS (Cost $95,781,256)		95,781,256
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,694,006,138)		1,927,263,772
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(17,762,376)
NET ASSETS - 100%		$ 1,909,501,396
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Amgen, Inc.	1/17/15 - $160.00	104	$ 45,281	$ (78,260)
Broadcom Corp. Class A	11/22/14 - $40.00	2,178	214,746	(478,071)
C.H. Robinson Worldwide, Inc.	11/22/14 - $70.00	367	66,939	(33,948)
Markwest Energy Partners LP	11/22/14 - $80.00	497	78,226	(7,455)
Paychex, Inc.	12/20/14 - $46.00	2,058	152,847	(324,135)
PPL Corp.	1/17/15 - $35.00	2,207	119,597	(165,525)
Prudential Financial, Inc.	12/20/14 - $92.50	552	129,662	(60,996)
Republic Services, Inc.	1/17/15 - $40.00	1,515	97,821	(45,450)
Southern Co.	1/17/15 - $48.00	1,611	82,481	(71,690)
The Coca-Cola Co.	12/20/14 - $41.00	1,481	77,144	(192,530)
Written Options - continued
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options - continued
The Williams Companies, Inc.	11/22/14 - $60.00	2,027	$ 268,369	$ (44,594)
Walgreen Co.	1/17/15 - $65.00	772	129,500	(159,032)
TOTAL WRITTEN OPTIONS			$ 1,462,613	$ (1,661,686)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $74,797,866.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,908
Fidelity Securities Lending Cash Central Fund	62,030
Total	$ 102,938
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 161,847,113	$ 161,847,113	$ -	$ -
Consumer Staples	186,675,491	186,675,491	-	-
Energy	269,655,490	269,655,490	-	-
Financials	475,992,537	475,992,537	-	-
Health Care	144,377,470	144,377,470	-	-
Industrials	188,910,488	188,910,488	-	-
Information Technology	229,563,737	229,563,737	-	-
Materials	22,767,701	22,767,701	-	-
Telecommunication Services	66,644,352	66,644,352	-	-
Utilities	85,048,137	85,048,137	-	-
Money Market Funds	95,781,256	95,781,256	-	-
Total Investments in Securities:	$ 1,927,263,772	$ 1,927,263,772	$ -	$ -
Derivative Instruments:
Liabilities
Written Options	$ (1,661,686)	$ (1,661,686)	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,694,913,224. Net unrealized appreciation aggregated $232,350,548, of which $258,098,248 related to appreciated investment securities and $25,747,700 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Stock Selector
Large Cap Value Fund

October 31, 2014

1.950919.101

ALDTI-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.6%
Delphi Automotive PLC	112,851	$ 7,784,462
Household Durables - 1.4%
Jarden Corp. (a)	110,200	7,172,918
Whirlpool Corp.	58,800	10,116,540
		17,289,458
Media - 2.8%
Liberty Media Corp. Class C (a)	176,200	8,445,266
Omnicom Group, Inc.	101,400	7,286,604
Time Warner, Inc.	154,100	12,246,327
Twenty-First Century Fox, Inc. Class A	241,160	8,315,197
		36,293,394
Multiline Retail - 1.4%
Macy's, Inc.	129,035	7,460,804
Target Corp.	159,119	9,836,737
		17,297,541
TOTAL CONSUMER DISCRETIONARY		78,664,855
CONSUMER STAPLES - 6.9%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	92,953	6,913,844
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	266,282	20,309,328
Walgreen Co.	141,075	9,059,837
		29,369,165
Food Products - 1.9%
Bunge Ltd.	124,266	11,016,181
Mondelez International, Inc.	80,343	2,832,894
The J.M. Smucker Co.	101,336	10,538,944
		24,388,019
Household Products - 1.5%
Procter & Gamble Co.	211,285	18,438,842
Personal Products - 0.7%
Coty, Inc. Class A	551,638	9,157,191
TOTAL CONSUMER STAPLES		88,267,061
Common Stocks - continued
	Shares	Value
ENERGY - 12.3%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.	110,875	$ 8,053,960
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	166,000	15,235,480
Chevron Corp.	541,286	64,927,255
EOG Resources, Inc.	52,600	4,999,630
Imperial Oil Ltd.	194,500	9,358,711
Kinder Morgan Holding Co. LLC (d)	282,300	10,925,010
Occidental Petroleum Corp.	160,882	14,307,236
Stone Energy Corp. (a)	209,200	5,125,400
Tesoro Corp.	334,100	23,858,081
		148,736,803
TOTAL ENERGY		156,790,763
FINANCIALS - 28.1%
Banks - 8.5%
Bank of America Corp.	347,700	5,966,532
CIT Group, Inc.	265,000	12,966,450
PNC Financial Services Group, Inc.	212,400	18,349,236
Popular, Inc. (a)	164,474	5,243,431
U.S. Bancorp	538,108	22,923,401
Wells Fargo & Co.	793,475	42,125,588
		107,574,638
Capital Markets - 4.5%
BlackRock, Inc. Class A	50,119	17,096,092
Goldman Sachs Group, Inc.	139,722	26,545,783
State Street Corp.	171,954	12,975,649
		56,617,524
Consumer Finance - 1.7%
Capital One Financial Corp.	257,786	21,336,947
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	335,239	46,987,098
The NASDAQ OMX Group, Inc.	268,101	11,598,049
		58,585,147
Insurance - 6.6%
ACE Ltd.	163,420	17,861,806
AFLAC, Inc.	186,500	11,139,645
Axis Capital Holdings Ltd.	234,400	11,284,016
MetLife, Inc.	255,251	13,844,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	154,100	$ 12,982,925
The Travelers Companies, Inc.	172,700	17,408,160
		84,521,366
Real Estate Investment Trusts - 1.3%
Annaly Capital Management, Inc.	504,635	5,757,885
Equity Residential (SBI)	29,550	2,055,498
General Growth Properties, Inc.	210,044	5,442,240
The Macerich Co.	46,379	3,269,720
		16,525,343
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	368,171	11,781,472
TOTAL FINANCIALS		356,942,437
HEALTH CARE - 13.0%
Biotechnology - 0.6%
Cubist Pharmaceuticals, Inc. (a)	102,598	7,416,809
Prothena Corp. PLC (a)	9	197
		7,417,006
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	887,800	11,789,984
Medtronic, Inc.	148,656	10,132,393
		21,922,377
Health Care Providers & Services - 3.6%
HCA Holdings, Inc. (a)	109,800	7,691,490
McKesson Corp.	37,639	7,656,149
UnitedHealth Group, Inc.	200,200	19,021,002
WellPoint, Inc.	86,747	10,989,977
		45,358,618
Pharmaceuticals - 7.1%
AbbVie, Inc.	37,600	2,386,096
Allergan, Inc.	6,548	1,244,513
Endo Health Solutions, Inc. (a)	90,667	6,067,436
Jazz Pharmaceuticals PLC (a)	111,168	18,769,605
Johnson & Johnson	222,105	23,938,477
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	1,093,538	$ 32,751,463
Shire PLC sponsored ADR	24,800	4,955,040
		90,112,630
TOTAL HEALTH CARE		164,810,631
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.3%
L-3 Communications Holdings, Inc.	65,900	8,004,214
Textron, Inc.	185,124	7,688,200
Triumph Group, Inc.	72,223	5,028,887
United Technologies Corp.	78,304	8,378,528
		29,099,829
Air Freight & Logistics - 1.1%
FedEx Corp.	83,117	13,913,786
Building Products - 0.7%
Allegion PLC	154,300	8,191,787
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	601,995	19,594,952
Industrial Conglomerates - 2.3%
General Electric Co.	1,153,239	29,765,099
Machinery - 1.0%
Caterpillar, Inc.	27,273	2,765,755
Deere & Co.	112,580	9,630,093
		12,395,848
Road & Rail - 0.9%
CSX Corp.	325,205	11,587,054
TOTAL INDUSTRIALS		124,548,355
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	749,365	18,336,962
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	266,421	5,581,520
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	7,200	4,088,664
Yahoo!, Inc. (a)	244,852	11,275,435
		15,364,099
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.5%
Total System Services, Inc.	195,107	$ 6,592,666
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. Class A	506,549	21,214,272
Software - 2.1%
Microsoft Corp.	390,400	18,329,280
Symantec Corp.	335,295	8,322,022
		26,651,302
Technology Hardware, Storage & Peripherals - 1.8%
EMC Corp.	561,903	16,143,473
Samsung Electronics Co. Ltd.	5,702	6,601,816
		22,745,289
TOTAL INFORMATION TECHNOLOGY		116,486,110
MATERIALS - 2.9%
Chemicals - 2.4%
Agrium, Inc.	62,200	6,085,616
Axiall Corp.	109,094	4,396,488
Eastman Chemical Co.	106,500	8,603,070
LyondellBasell Industries NV Class A	59,851	5,484,147
Methanex Corp.	95,500	5,675,516
		30,244,837
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	238,088	6,785,508
TOTAL MATERIALS		37,030,345
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	614,435	21,406,915
CenturyLink, Inc.	102,303	4,243,528
		25,650,443
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	84,600	2,469,474
TOTAL TELECOMMUNICATION SERVICES		28,119,917
Common Stocks - continued
	Shares	Value
UTILITIES - 5.9%
Electric Utilities - 3.2%
Edison International	129,400	$ 8,097,852
Exelon Corp.	208,000	7,610,720
ITC Holdings Corp.	153,010	6,060,726
NextEra Energy, Inc.	110,700	11,094,354
PPL Corp.	218,800	7,655,812
		40,519,464
Gas Utilities - 0.7%
Atmos Energy Corp.	75,169	3,983,957
National Fuel Gas Co.	72,500	5,019,175
		9,003,132
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	108,000	3,294,000
Multi-Utilities - 1.8%
CMS Energy Corp.	177,700	5,805,459
NiSource, Inc.	188,600	7,932,516
Sempra Energy	79,032	8,693,520
		22,431,495
TOTAL UTILITIES		75,248,091
TOTAL COMMON STOCKS (Cost $1,012,697,341)		1,226,908,565
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 12/4/14 (e) (Cost $329,994)	$ 330,000	329,999
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	50,689,166	$ 50,689,166
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	13,288,293	13,288,293
TOTAL MONEY MARKET FUNDS (Cost $63,977,459)		63,977,459
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,077,004,794)		1,291,216,023
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(19,177,942)
NET ASSETS - 100%		$ 1,272,038,081
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
72 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2014	$ 7,219,440	$ 161,621
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $128,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,719
Fidelity Securities Lending Cash Central Fund	50,339
Total	$ 80,058
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 78,664,855	$ 78,664,855	$ -	$ -
Consumer Staples	88,267,061	88,267,061	-	-
Energy	156,790,763	156,790,763	-	-
Financials	356,942,437	356,942,437	-	-
Health Care	164,810,631	164,810,631	-	-
Industrials	124,548,355	124,548,355	-	-
Information Technology	116,486,110	116,486,110	-	-
Materials	37,030,345	37,030,345	-	-
Telecommunication Services	28,119,917	28,119,917	-	-
Utilities	75,248,091	75,248,091	-	-
U.S. Government and Government Agency Obligations	329,999	-	329,999	-
Money Market Funds	63,977,459	63,977,459	-	-
Total Investments in Securities:	$ 1,291,216,023	$ 1,290,886,024	$ 329,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 161,621	$ 161,621	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,077,750,817. Net unrealized appreciation aggregated $213,465,206, of which $225,359,477 related to appreciated investment securities and $11,894,271 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

October 31, 2014

1.809096.111

EQU-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.3%
Gentex Corp.	724,673	$ 23,726
Diversified Consumer Services - 0.1%
H&R Block, Inc.	402,200	12,995
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	1,159,800	60,054
McDonald's Corp.	738,387	69,209
Starwood Hotels & Resorts Worldwide, Inc.	234,100	17,946
Texas Roadhouse, Inc. Class A	810,467	23,398
Yum! Brands, Inc.	572,479	41,121
		211,728
Household Durables - 0.1%
M.D.C. Holdings, Inc. (e)	344,700	8,418
Tupperware Brands Corp.	26,900	1,715
		10,133
Media - 2.0%
Atresmedia Corporacion de Medios de Comunicacion SA	344,564	5,048
Comcast Corp. Class A	2,536,479	140,394
ITV PLC	1,737,500	5,642
Sinclair Broadcast Group, Inc. Class A	1,130,483	32,841
Time Warner Cable, Inc.	29,700	4,372
		188,297
Multiline Retail - 1.6%
Kohl's Corp.	720,524	39,067
Target Corp.	1,898,909	117,391
		156,458
Specialty Retail - 0.8%
AutoZone, Inc. (a)	15,600	8,635
Foot Locker, Inc.	505,635	28,321
Lewis Group Ltd.	1,022,000	6,157
PetSmart, Inc.	238,500	17,255
Staples, Inc.	1,407,404	17,846
		78,214
TOTAL CONSUMER DISCRETIONARY		681,551
CONSUMER STAPLES - 9.7%
Beverages - 1.4%
Dr. Pepper Snapple Group, Inc.	135,400	9,376
Molson Coors Brewing Co. Class B	614,395	45,699
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	478,609	$ 46,028
The Coca-Cola Co. (h)	722,303	30,250
		131,353
Food & Staples Retailing - 1.8%
CVS Health Corp.	698,400	59,930
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	190,904	8,499
Tesco PLC	2,275,700	6,317
Wal-Mart Stores, Inc.	589,791	44,983
Walgreen Co. (h)	848,320	54,479
		174,208
Food Products - 0.9%
B&G Foods, Inc. Class A	329,167	9,697
Hilton Food Group PLC	1,250,632	7,502
Kellogg Co.	1,079,391	69,038
		86,237
Household Products - 2.3%
Procter & Gamble Co.	2,470,597	215,609
Tobacco - 3.3%
Altria Group, Inc.	1,030,658	49,822
British American Tobacco PLC:
(United Kingdom)	155,200	8,796
sponsored ADR	343,572	39,016
Japan Tobacco, Inc.	381,200	13,006
Lorillard, Inc.	1,747,471	107,469
Philip Morris International, Inc.	673,378	59,937
Reynolds American, Inc.	671,041	42,215
		320,261
TOTAL CONSUMER STAPLES		927,668
ENERGY - 13.2%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	900,706	36,560
National Oilwell Varco, Inc.	535,524	38,900
Noble Corp.	468,763	9,807
Oceaneering International, Inc.	205,600	14,448
Paragon Offshore PLC (a)(e)	387,854	1,889
		101,604
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 12.1%
Access Midstream Partners LP	321,372	$ 20,018
Anadarko Petroleum Corp.	464,432	42,626
Apache Corp.	808,201	62,393
Cameco Corp.	693,200	12,037
Canadian Natural Resources Ltd.	1,356,900	47,351
Chevron Corp.	2,195,172	263,311
CONSOL Energy, Inc.	945,434	34,792
EV Energy Partners LP	745,417	24,189
Exxon Mobil Corp.	1,687,896	163,236
Foresight Energy LP	348,200	6,302
Holly Energy Partners LP	438,344	14,667
HollyFrontier Corp.	220,732	10,017
Imperial Oil Ltd.	480,400	23,115
Kinder Morgan Holding Co. LLC (e)	685,300	26,521
Legacy Reserves LP	438,900	9,498
Markwest Energy Partners LP (h)	821,877	57,572
Occidental Petroleum Corp.	577,849	51,388
Royal Dutch Shell PLC Class A sponsored ADR	525,313	37,712
Scorpio Tankers, Inc.	476,084	4,156
Suncor Energy, Inc.	2,448,500	86,943
The Williams Companies, Inc. (h)	2,625,743	145,755
Williams Partners LP	232,900	12,006
		1,155,605
TOTAL ENERGY		1,257,209
FINANCIALS - 23.6%
Banks - 10.7%
Bank of America Corp.	1,510,800	25,925
CIT Group, Inc.	271,200	13,270
Citigroup, Inc.	1,291,800	69,150
Comerica, Inc.	350,272	16,722
FirstMerit Corp.	1,560,226	28,630
JPMorgan Chase & Co.	6,606,882	399,586
Lakeland Financial Corp.	216,400	8,968
M&T Bank Corp.	732,678	89,519
National Penn Bancshares, Inc.	408,962	4,208
Nordea Bank AB	623,000	7,990
PNC Financial Services Group, Inc.	264,000	22,807
Standard Chartered PLC (United Kingdom)	1,534,758	23,069
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	596,900	$ 23,363
Svenska Handelsbanken AB (A Shares)	209,800	10,004
TCF Financial Corp.	240,300	3,713
U.S. Bancorp	2,115,322	90,113
Valley National Bancorp (e)	852,100	8,504
Wells Fargo & Co.	3,293,050	174,828
		1,020,369
Capital Markets - 5.2%
Apollo Global Management LLC Class A	604,060	13,742
Apollo Investment Corp.	3,621,441	29,877
Ares Capital Corp.	1,210,774	19,360
Ares Management LP	432,300	6,865
Ashmore Group PLC	2,291,653	11,680
AURELIUS AG	259,590	9,017
Carlyle Group LP	434,200	12,053
Charles Schwab Corp.	732,028	20,987
Greenhill & Co., Inc.	209,583	9,431
Invesco Ltd.	532,400	21,546
KKR & Co. LP	6,344,665	136,791
Morgan Stanley	1,433,231	50,091
State Street Corp.	585,899	44,212
The Blackstone Group LP	3,773,232	113,650
		499,302
Consumer Finance - 0.1%
Capital One Financial Corp.	79,900	6,613
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	101,600	9,193
TPG Specialty Lending, Inc.	517,100	8,672
		17,865
Insurance - 4.8%
ACE Ltd.	757,027	82,743
Allied World Assurance Co.	485,000	18,430
Brasil Insurance Participacoes e Administracao SA	2,031,455	6,108
MetLife, Inc.	3,773,238	204,660
Prudential Financial, Inc. (h)	434,277	38,451
The Chubb Corp.	606,863	60,298
The Travelers Companies, Inc.	513,700	51,781
		462,471
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 2.5%
American Capital Agency Corp.	1,624,263	$ 36,936
American Homes 4 Rent (f)	400,011	7,012
American Tower Corp.	87,100	8,492
Annaly Capital Management, Inc.	3,032,613	34,602
Aviv REIT, Inc.	165,900	5,596
CBL & Associates Properties, Inc.	1,043,000	19,953
Coresite Realty Corp.	387,764	14,355
First Potomac Realty Trust	1,796,025	22,450
Home Properties, Inc.	508,415	32,696
Piedmont Office Realty Trust, Inc. Class A	587,100	11,419
Retail Properties America, Inc.	1,062,571	16,672
Two Harbors Investment Corp.	1,664,878	16,865
Ventas, Inc.	161,403	11,058
		238,106
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	528,345	8,903
TOTAL FINANCIALS		2,253,629
HEALTH CARE - 8.4%
Biotechnology - 0.6%
Amgen, Inc. (h)	361,909	58,694
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	340,200	23,862
Covidien PLC	268,900	24,857
DENTSPLY International, Inc.	293,900	14,921
Meridian Bioscience, Inc.	926,700	17,181
St. Jude Medical, Inc.	153,377	9,842
		90,663
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	639,820	60,789
Pharmaceuticals - 6.2%
AbbVie, Inc.	240,400	15,256
Astellas Pharma, Inc.	3,212,100	49,853
GlaxoSmithKline PLC	2,352,800	53,206
Johnson & Johnson	2,225,448	239,859
Merck & Co., Inc.	904,894	52,430
Pfizer, Inc.	3,236,379	96,930
Roche Holding AG (participation certificate)	34,219	10,098
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	272,689	$ 24,744
Teva Pharmaceutical Industries Ltd. sponsored ADR (h)	963,180	54,391
		596,767
TOTAL HEALTH CARE		806,913
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.3%
The Boeing Co.	182,400	22,784
United Technologies Corp.	911,220	97,501
		120,285
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc. (h)	456,656	31,605
PostNL NV (a)	4,000,600	16,960
United Parcel Service, Inc. Class B	1,485,873	155,883
		204,448
Airlines - 0.1%
Copa Holdings SA Class A	123,500	14,440
Commercial Services & Supplies - 1.0%
Intrum Justitia AB	974,855	28,965
KAR Auction Services, Inc.	737,000	22,375
Republic Services, Inc. (h)	1,201,967	46,156
		97,496
Electrical Equipment - 0.6%
Eaton Corp. PLC	476,100	32,560
Emerson Electric Co.	290,487	18,609
Vestas Wind Systems A/S (a)	134,100	4,488
		55,657
Industrial Conglomerates - 2.9%
Danaher Corp.	113,300	9,109
General Electric Co.	10,055,860	259,542
Roper Industries, Inc.	55,600	8,801
Siemens AG	9	1
		277,453
Machinery - 0.8%
Cummins, Inc.	100,600	14,706
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	371,600	$ 31,787
Stanley Black & Decker, Inc.	273,478	25,608
		72,101
Professional Services - 0.4%
Acacia Research Corp.	821,191	14,781
Bureau Veritas SA	320,327	7,920
Michael Page International PLC	2,755,783	17,127
		39,828
Road & Rail - 0.4%
Union Pacific Corp.	335,552	39,075
Trading Companies & Distributors - 0.3%
Watsco, Inc.	252,400	25,649
TOTAL INDUSTRIALS		946,432
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 2.9%
Cisco Systems, Inc.	9,817,586	240,236
QUALCOMM, Inc.	493,316	38,730
		278,966
Electronic Equipment & Components - 0.6%
Hitachi Ltd.	1,939,000	15,236
Hoya Corp.	359,700	12,729
TE Connectivity Ltd.	470,532	28,764
		56,729
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	1,408,700	64,871
IT Services - 3.2%
Accenture PLC Class A	309,158	25,079
IBM Corp.	856,834	140,864
Paychex, Inc. (h)	3,001,457	140,888
		306,831
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	3,211,382	70,939
Broadcom Corp. Class A (h)	2,665,829	111,645
MediaTek, Inc.	488,000	6,959
		189,543
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.8%
CA Technologies, Inc.	874,200	$ 25,404
Exact Holdings NV	244,915	9,623
Microsoft Corp.	2,972,316	139,550
		174,577
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	815,562	23,431
First Data Holdings, Inc. Class B (j)	9,280,230	37,121
NEC Corp.	2,060,000	7,285
		67,837
TOTAL INFORMATION TECHNOLOGY		1,139,354
MATERIALS - 1.4%
Chemicals - 0.5%
LyondellBasell Industries NV Class A	96,700	8,861
Potash Corp. of Saskatchewan, Inc.	498,700	17,022
Tronox Ltd. Class A	677,135	16,373
		42,256
Metals & Mining - 0.9%
Commercial Metals Co.	983,766	17,009
Freeport-McMoRan, Inc.	1,749,892	49,872
Nucor Corp.	337,700	18,256
SunCoke Energy Partners LP	151,433	3,934
		89,071
TOTAL MATERIALS		131,327
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	2,567,089	89,437
Bezeq The Israel Telecommunication Corp. Ltd.	3,169,500	5,358
Verizon Communications, Inc.	4,067,249	204,379
		299,174
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	18,287,327	60,814
TOTAL TELECOMMUNICATION SERVICES		359,988
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.7%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	1,205,982	$ 70,357
Exelon Corp.	1,320,300	48,310
Hawaiian Electric Industries, Inc. (e)	829,915	23,370
Pinnacle West Capital Corp.	158,100	9,718
PPL Corp. (h)	1,688,486	59,080
Southern Co. (h)	2,178,877	101,013
Xcel Energy, Inc.	999,035	33,438
		345,286
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC	392,200	12,747
TOTAL UTILITIES		358,033
TOTAL COMMON STOCKS (Cost $7,129,943)		8,862,104
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 0.2%
Banks - 0.0%
Wells Fargo & Co. 7.50%	3,800	4,575
Real Estate Investment Trusts - 0.2%
Crown Castle International Corp. Series A, 4.50%	168,900	16,996
TOTAL FINANCIALS		21,571
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	44,000	14,135
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	75,800	4,424
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.5%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.779%	72,400	$ 4,015
Series E, 5.599%	233,300	15,276
		19,291
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. 5.375%	37,000	3,719
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS (a)	270,500	17,092
Dominion Resources, Inc.:
6.375% (a)	127,700	6,430
Series B, 6.00%	99,000	5,648
		29,170
TOTAL UTILITIES		52,180
TOTAL CONVERTIBLE PREFERRED STOCKS		92,310
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc.:
7.00% (f)	9,594	9,608
Series A, 8.50%	233,580	6,185
		15,793
TOTAL PREFERRED STOCKS (Cost $94,856)		108,103
Corporate Bonds - 3.3%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 4,380	$ 7,213
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	9,200	12,267
			19,480
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (f)		3,900	4,200
Household Durables - 0.0%
Lennar Corp. 3.25% 11/15/21 (f)		2,030	3,808
Media - 0.1%
Liberty Media Corp. 3.5% 1/15/31		11,170	6,118
TOTAL CONSUMER DISCRETIONARY			33,606
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (i)		11,880	17,066
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Amyris, Inc. 3% 2/27/17		2,101	1,758
BPZ Energy, Inc. 8.5% 10/1/17		4,130	3,159
Chesapeake Energy Corp. 2.5% 5/15/37		13,845	13,724
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		3,890	3,204
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		13,350	12,891
Ship Finance International Ltd. 3.25% 2/1/18		10,020	10,734
			45,470
FINANCIALS - 0.5%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		11,040	11,482
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		9,520	15,595
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		17,382	21,879
TOTAL FINANCIALS			48,956
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
HealthSouth Corp. 2% 12/1/43		$ 13,034	$ 14,981
WellPoint, Inc. 2.75% 10/15/42		19,950	34,838
			49,819
Pharmaceuticals - 0.1%
Jazz Investments I Ltd. 1.875% 8/15/21 (f)		6,910	7,972
Theravance, Inc. 2.125% 1/15/23		2,560	2,166
			10,138
TOTAL HEALTH CARE			59,957
INDUSTRIALS - 0.1%
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		6,010	5,984
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		13,660	14,625
Liberty Interactive LLC 0.75% 3/30/43		7,320	10,056
			24,681
Semiconductors & Semiconductor Equipment - 0.2%
Canadian Solar, Inc. 4.25% 2/15/19 (f)		7,340	7,423
GT Advanced Technologies, Inc.:
3% 10/1/17		5,850	2,165
3% 12/15/20		8,460	3,130
Intel Corp. 3.25% 8/1/39		3,500	5,806
			18,524
Software - 0.2%
TiVo, Inc.:
2% 10/1/21 (f)		2,950	2,889
4% 3/15/16 (f)		10,520	13,400
			16,289
TOTAL INFORMATION TECHNOLOGY			59,494
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (f)		$ 11,290	$ 13,133
TOTAL CONVERTIBLE BONDS			283,666
Nonconvertible Bonds - 0.3%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. 4.25% 10/15/19		11,730	11,921
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
8.75% 12/1/20		12,540	10,847
8.75% 12/1/20 (f)		415	359
			11,206
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		6,350	6,445
Walter Energy, Inc. 8.5% 4/15/21		7,720	2,007
			8,452
TOTAL NONCONVERTIBLE BONDS			31,579
TOTAL CORPORATE BONDS (Cost $309,086)			315,245
Bank Loan Obligations - 0.2%

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9831% 5/1/18 (i)		7,835	7,806
INDUSTRIALS - 0.1%
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (i)		7,491	7,322
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (i)		$ 2,610	$ 2,561
TOTAL BANK LOAN OBLIGATIONS (Cost $17,753)			17,689
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $6,128)	EUR	3,990	5,652
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	231,095,652	231,096
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	38,318,200	38,318
TOTAL MONEY MARKET FUNDS (Cost $269,414)		269,414
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,827,180)		9,578,207
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(23,093)
NET ASSETS - 100%		$ 9,555,114
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Amgen, Inc.	1/17/15 - $160.00	1,302	$ 567	$ (980)
Broadcom Corp. Class A	11/22/14 - $40.00	9,010	888	(1,978)
C.H. Robinson Worldwide, Inc.	11/22/14 - $70.00	1,711	312	(158)
Markwest Energy Partners LP	11/22/14 - $80.00	2,935	462	(44)
Paychex, Inc.	12/20/14 - $46.00	10,233	760	(1,612)
PPL Corp.	1/17/15 - $35.00	8,442	457	(633)
Prudential Financial, Inc.	12/20/14 - $92.50	1,433	337	(158)
Republic Services, Inc.	1/17/15 - $40.00	7,439	480	(223)
Southern Co.	1/17/15 - $48.00	7,190	368	(320)
Teva Pharmaceutical Industries Ltd. sponsored ADR	11/22/14 - $52.50	2,581	432	(1,052)
The Coca-Cola Co.	12/20/14 - $41.00	6,501	339	(845)
The Williams Companies, Inc.	11/22/14 - $60.00	8,665	1,147	(191)
Walgreen Co.	1/17/15 - $65.00	2,799	470	(577)
TOTAL WRITTEN OPTIONS			$ 7,019	$ (8,771)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,126,000 or 1.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $351,286,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,121,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 37,121
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in Thousands)
Fidelity Cash Central Fund	$ 212
Fidelity Securities Lending Cash Central Fund	410
Total	$ 622
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in Thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 22,667	$ -	$ 22,667	$ 1,394	$ -
EQTY ER Holdings, LLC	10,312	-	22,050	-	-
Total	$ 32,979	$ -	$ 44,717	$ 1,394	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 681,551	$ 681,551	$ -	$ -
Consumer Staples	927,668	899,549	28,119	-
Energy	1,257,209	1,257,209	-	-
Financials	2,290,993	2,264,389	26,604	-
Health Care	821,048	683,147	137,901	-
Industrials	950,856	950,855	1	-
Information Technology	1,139,354	1,060,024	42,209	37,121
Materials	131,327	131,327	-	-
Telecommunication Services	359,988	299,174	60,814	-
Utilities	410,213	377,845	32,368	-
Corporate Bonds	315,245	-	315,245	-
Bank Loan Obligations	17,689	-	17,689	-
Preferred Securities	5,652	-	5,652	-
Money Market Funds	269,414	269,414	-	-
Total Investments in Securities:	$ 9,578,207	$ 8,874,484	$ 666,602	$ 37,121
Derivative Instruments:
Liabilities
Written Options	$ (8,771)	$ (8,771)	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $7,841,506,000. Net unrealized appreciation aggregated $1,736,701,000, of which $1,953,637,000 related to appreciated investment securities and $216,936,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

October 31, 2014

1.809074.111

MCV-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.9%
Delphi Automotive PLC	418,400	$ 28,861,232
Tenneco, Inc. (a)	293,300	15,357,188
		44,218,420
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	355,700	27,627,219
Household Durables - 1.0%
Garmin Ltd.	47,500	2,635,300
Whirlpool Corp.	114,300	19,665,315
		22,300,615
Media - 1.3%
Lamar Advertising Co. Class A	319,300	16,491,845
Omnicom Group, Inc.	169,600	12,187,456
		28,679,301
Multiline Retail - 1.7%
Big Lots, Inc.	267,978	12,233,196
Dillard's, Inc. Class A	109,400	11,570,144
Macy's, Inc.	251,600	14,547,512
		38,350,852
Specialty Retail - 2.5%
AutoZone, Inc. (a)	41,900	23,192,488
GameStop Corp. Class A (d)	442,950	18,940,542
GNC Holdings, Inc.	379,100	15,759,187
		57,892,217
TOTAL CONSUMER DISCRETIONARY		219,068,624
CONSUMER STAPLES - 2.9%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	207,500	15,433,850
Food & Staples Retailing - 0.7%
Kroger Co.	277,500	15,459,525
Food Products - 1.5%
Bunge Ltd.	315,300	27,951,345
The J.M. Smucker Co.	64,800	6,739,200
		34,690,545
TOTAL CONSUMER STAPLES		65,583,920
Common Stocks - continued
	Shares	Value
ENERGY - 5.1%
Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc.	118,600	$ 8,615,104
Oceaneering International, Inc.	181,300	12,739,951
		21,355,055
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.	343,100	11,972,959
Cimarex Energy Co.	183,900	20,903,913
Kinder Morgan Holding Co. LLC (d)	219,500	8,494,650
Marathon Petroleum Corp.	174,400	15,852,960
Tesoro Corp.	377,700	26,971,557
Whiting Petroleum Corp. (a)	185,900	11,384,516
		95,580,555
TOTAL ENERGY		116,935,610
FINANCIALS - 31.3%
Banks - 5.6%
Fifth Third Bancorp	943,157	18,853,708
M&T Bank Corp. (d)	28,500	3,482,130
PNC Financial Services Group, Inc.	272,100	23,506,719
Prosperity Bancshares, Inc.	342,600	20,689,614
Regions Financial Corp.	1,434,800	14,247,564
SunTrust Banks, Inc.	796,800	31,186,752
U.S. Bancorp	364,300	15,519,180
		127,485,667
Capital Markets - 6.4%
Apollo Global Management LLC Class A	385,100	8,761,025
E*TRADE Financial Corp. (a)	209,900	4,680,770
Fortress Investment Group LLC	1,975,700	14,857,264
Invesco Ltd.	584,000	23,634,480
KKR & Co. LP	749,900	16,167,844
Northern Trust Corp.	271,000	17,967,300
NorthStar Asset Management Group, Inc.	412,550	7,475,406
Raymond James Financial, Inc.	346,900	19,471,497
The Blackstone Group LP	1,063,400	32,029,608
		145,045,194
Consumer Finance - 3.1%
Capital One Financial Corp.	474,200	39,249,534
Navient Corp.	1,564,200	30,939,876
		70,189,410
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 9.7%
ACE Ltd.	219,800	$ 24,024,140
Allied World Assurance Co.	332,400	12,631,200
Allstate Corp.	579,376	37,572,534
Amtrust Financial Services, Inc. (d)	791,700	35,523,579
Arthur J. Gallagher & Co.	330,800	15,779,160
Brown & Brown, Inc.	772,600	24,615,036
Everest Re Group Ltd.	76,700	13,088,855
FNF Group	798,300	23,821,272
FNFV Group (a)	232,044	3,118,671
Hartford Financial Services Group, Inc.	170,600	6,752,348
Principal Financial Group, Inc.	359,200	18,811,304
Protective Life Corp.	66,200	4,612,816
		220,350,915
Real Estate Investment Trusts - 6.5%
American Capital Agency Corp.	685,000	15,576,900
Boston Properties, Inc.	68,600	8,695,050
Equity Lifestyle Properties, Inc.	640,400	31,443,640
MFA Financial, Inc.	2,885,100	24,177,138
Mid-America Apartment Communities, Inc.	144,600	10,217,436
NorthStar Realty Finance Corp.	1,338,250	24,864,685
RLJ Lodging Trust	654,100	21,075,102
Washington Prime Group, Inc.	655,500	11,556,465
		147,606,416
TOTAL FINANCIALS		710,677,602
HEALTH CARE - 9.8%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	148,900	19,501,433
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	1,357,400	18,026,272
Covidien PLC	322,600	29,821,144
		47,847,416
Health Care Providers & Services - 4.7%
Cardinal Health, Inc.	462,000	36,257,760
Cigna Corp.	129,200	12,864,444
DaVita HealthCare Partners, Inc. (a)	167,800	13,100,146
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	321,900	$ 22,549,095
Omnicare, Inc.	334,200	22,254,378
		107,025,823
Pharmaceuticals - 2.1%
Actavis PLC (a)	120,600	29,274,444
Teva Pharmaceutical Industries Ltd. sponsored ADR	333,000	18,804,510
		48,078,954
TOTAL HEALTH CARE		222,453,626
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.7%
Triumph Group, Inc.	216,100	15,047,043
United Technologies Corp.	226,400	24,224,800
		39,271,843
Airlines - 1.2%
American Airlines Group, Inc.	643,000	26,588,050
Construction & Engineering - 1.3%
AECOM Technology Corp. (a)	888,160	28,909,611
Electrical Equipment - 0.7%
EnerSys	258,800	16,252,640
Industrial Conglomerates - 0.7%
Danaher Corp.	205,400	16,514,160
Machinery - 2.8%
Cummins, Inc.	89,400	13,068,492
Parker Hannifin Corp.	217,600	27,641,728
Valmont Industries, Inc. (d)	163,500	22,263,795
		62,974,015
Professional Services - 0.9%
Dun & Bradstreet Corp.	160,000	19,649,600
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	141,500	11,661,015
TOTAL INDUSTRIALS		221,820,934
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc.	505,800	5,427,234
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	87,700	$ 4,986,622
Ingram Micro, Inc. Class A (a)	484,300	12,998,612
TE Connectivity Ltd.	261,100	15,961,043
		33,946,277
IT Services - 2.1%
Amdocs Ltd.	421,500	20,038,110
Computer Sciences Corp.	225,000	13,590,000
Total System Services, Inc.	429,700	14,519,563
		48,147,673
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A	596,900	24,998,172
NXP Semiconductors NV (a)	95,800	6,577,628
TriQuint Semiconductor, Inc. (a)	655,800	14,184,954
		45,760,754
Software - 2.1%
Symantec Corp.	927,600	23,023,032
Synopsys, Inc. (a)	623,300	25,542,834
		48,565,866
Technology Hardware, Storage & Peripherals - 2.7%
EMC Corp.	527,000	15,140,710
NCR Corp. (a)	610,400	16,889,768
SanDisk Corp. (d)	154,500	14,544,630
Western Digital Corp.	137,200	13,496,364
		60,071,472
TOTAL INFORMATION TECHNOLOGY		241,919,276
MATERIALS - 7.2%
Chemicals - 4.2%
Agrium, Inc. (d)	249,400	24,401,169
Cabot Corp.	259,100	12,030,013
CF Industries Holdings, Inc.	137,500	35,750,000
LyondellBasell Industries NV Class A	245,100	22,458,513
		94,639,695
Containers & Packaging - 2.0%
Crown Holdings, Inc. (a)	135,500	6,494,515
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Graphic Packaging Holding Co. (a)	1,029,100	$ 12,482,983
Rock-Tenn Co. Class A	525,800	26,894,670
		45,872,168
Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	135,300	9,130,044
Steel Dynamics, Inc.	559,500	12,874,095
		22,004,139
TOTAL MATERIALS		162,516,002
UTILITIES - 10.1%
Electric Utilities - 6.6%
American Electric Power Co., Inc.	471,700	27,518,978
Edison International	393,400	24,618,972
Entergy Corp.	218,700	18,375,174
Exelon Corp.	772,800	28,276,752
Great Plains Energy, Inc.	718,600	19,351,898
IDACORP, Inc.	279,100	17,647,493
Xcel Energy, Inc.	426,000	14,258,220
		150,047,487
Gas Utilities - 0.7%
Atmos Energy Corp.	316,700	16,785,100
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	561,600	7,901,712
Multi-Utilities - 2.4%
CMS Energy Corp.	859,800	28,089,666
DTE Energy Co.	57,400	4,715,984
NiSource, Inc.	514,600	21,644,076
		54,449,726
TOTAL UTILITIES		229,184,025
TOTAL COMMON STOCKS (Cost $1,897,365,309)		2,190,159,619
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	77,532,261	$ 77,532,261
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	70,958,975	70,958,975
TOTAL MONEY MARKET FUNDS (Cost $148,491,236)		148,491,236
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $2,045,856,545)		2,338,650,855
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(66,636,653)
NET ASSETS - 100%		$ 2,272,014,202
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,324
Fidelity Securities Lending Cash Central Fund	554,685
Total	$ 581,009
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $2,048,559,814. Net unrealized appreciation aggregated $290,091,041, of which $306,084,782 related to appreciated investment securities and $15,993,741 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund

October 31, 2014

1.884778.110

ASE-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Hotels, Restaurants & Leisure - 4.2%
Hilton Worldwide Holdings, Inc.	1,975,000	$ 49,849,000
Marriott International, Inc. Class A	708,200	53,646,150
McDonald's Corp.	970,200	90,936,846
Panera Bread Co. Class A (a)	531,193	85,862,037
Starbucks Corp.	1,621,244	122,501,197
Yum! Brands, Inc.	802,507	57,644,078
		460,439,308
Internet & Catalog Retail - 0.9%
Liberty Interactive Corp. Series A (a)	3,754,625	98,145,898
Media - 4.4%
DIRECTV (a)	862,206	74,830,859
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,207,432	26,901,585
Legend Pictures LLC (a)(g)(h)	3,706	7,473,445
Liberty Media Corp. Class C (a)	1,257,960	60,294,023
The Madison Square Garden Co. Class A (a)	1,444,920	109,467,139
Twenty-First Century Fox, Inc. Class A	3,292,853	113,537,571
Viacom, Inc. Class B (non-vtg.)	1,293,241	93,992,756
		486,497,378
Multiline Retail - 1.0%
Dollar General Corp. (a)	1,777,641	111,404,761
Specialty Retail - 0.7%
TJX Companies, Inc.	1,245,390	78,858,095
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	1,326,620	123,335,861
TOTAL CONSUMER DISCRETIONARY		1,358,681,301
CONSUMER STAPLES - 8.7%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	354,804	32,478,758
Molson Coors Brewing Co. Class B	244,424	18,180,257
Monster Beverage Corp. (a)	225,700	22,768,616
The Coca-Cola Co.	3,090,792	129,442,369
		202,870,000
Food & Staples Retailing - 2.2%
CVS Health Corp.	976,781	83,817,578
Kroger Co.	1,173,500	65,375,685
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	1,139,182	$ 73,158,268
Whole Foods Market, Inc.	590,000	23,204,700
		245,556,231
Food Products - 0.9%
Bunge Ltd.	304,452	26,989,670
Keurig Green Mountain, Inc.	155,721	23,630,662
Mead Johnson Nutrition Co. Class A	457,300	45,414,463
		96,034,795
Household Products - 1.0%
Colgate-Palmolive Co.	1,616,584	108,117,138
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A (d)	210,000	11,094,300
Tobacco - 2.7%
Altria Group, Inc.	2,271,430	109,800,926
Philip Morris International, Inc.	2,078,998	185,051,612
		294,852,538
TOTAL CONSUMER STAPLES		958,525,002
ENERGY - 8.5%
Energy Equipment & Services - 1.2%
FMC Technologies, Inc. (a)	390,400	21,878,016
Halliburton Co.	1,282,640	70,724,770
Oceaneering International, Inc.	462,100	32,471,767
		125,074,553
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	799,481	73,376,366
Cabot Oil & Gas Corp.	980,700	30,499,770
Cheniere Energy, Inc. (a)	355,600	26,670,000
Chevron Corp.	1,675,129	200,931,724
Cimarex Energy Co.	364,193	41,397,818
Cobalt International Energy, Inc. (a)	1,088,100	12,741,651
CONSOL Energy, Inc.	438,500	16,136,800
Continental Resources, Inc. (a)	422,588	23,821,286
EOG Resources, Inc.	521,300	49,549,565
Exxon Mobil Corp.	884,524	85,542,316
Golar LNG Ltd.	219,200	12,299,312
Gulfport Energy Corp. (a)	265,700	13,332,826
Kinder Morgan Holding Co. LLC (d)	844,600	32,686,020
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	1,067,124	$ 61,498,356
Phillips 66 Co.	714,500	56,088,250
The Williams Companies, Inc.	587,600	32,617,676
Whiting Petroleum Corp. (a)	634,700	38,869,028
		808,058,764
TOTAL ENERGY		933,133,317
FINANCIALS - 17.0%
Banks - 6.4%
Bank of America Corp.	9,805,087	168,255,293
Citigroup, Inc.	2,417,984	129,434,684
Huntington Bancshares, Inc.	4,209,757	41,718,692
JPMorgan Chase & Co.	2,907,434	175,841,608
M&T Bank Corp.	390,700	47,735,726
Synovus Financial Corp.	597,051	15,141,213
U.S. Bancorp	2,999,278	127,769,243
		705,896,459
Capital Markets - 1.8%
Ameriprise Financial, Inc.	301,600	38,052,872
BlackRock, Inc. Class A	140,418	47,897,984
E*TRADE Financial Corp. (a)	1,367,652	30,498,640
Goldman Sachs Group, Inc.	129,500	24,603,705
Invesco Ltd.	303,500	12,282,645
Northern Trust Corp.	317,800	21,070,140
State Street Corp.	340,700	25,709,222
		200,115,208
Consumer Finance - 2.9%
Capital One Financial Corp.	2,670,480	221,035,630
Discover Financial Services	476,332	30,380,455
Navient Corp.	2,256,846	44,640,414
SLM Corp.	2,720,746	25,983,124
		322,039,623
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc.:
Class A (a)	161	33,810,000
Class B (a)	558,503	78,279,780
IntercontinentalExchange Group, Inc.	86,000	17,912,940
		130,002,720
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.3%
ACE Ltd.	267,831	$ 29,273,928
Marsh & McLennan Companies, Inc.	1,349,200	73,356,004
MetLife, Inc.	829,241	44,978,032
Principal Financial Group, Inc.	208,400	10,913,908
The Chubb Corp.	321,600	31,954,176
The Travelers Companies, Inc.	496,673	50,064,638
Unum Group	395,400	13,230,084
		253,770,770
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.	175,000	14,525,000
Boston Properties, Inc.	493,200	62,513,100
DDR Corp.	500,600	9,080,884
Digital Realty Trust, Inc.	481,100	33,191,089
Duke Realty LP	1,740,900	33,007,464
Equity Lifestyle Properties, Inc.	435,900	21,402,690
Extra Space Storage, Inc.	450,000	26,172,000
Senior Housing Properties Trust (SBI)	434,900	9,824,391
The Macerich Co.	153,018	10,787,769
		220,504,387
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,313,300	42,025,600
TOTAL FINANCIALS		1,874,354,767
HEALTH CARE - 13.9%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	414,500	79,318,720
Amgen, Inc.	735,565	119,293,932
Biogen Idec, Inc. (a)	224,824	72,186,490
BioMarin Pharmaceutical, Inc. (a)	418,600	34,534,500
Celgene Corp. (a)	617,600	66,138,784
Gilead Sciences, Inc. (a)	1,103,592	123,602,304
Vertex Pharmaceuticals, Inc. (a)	320,500	36,101,120
		531,175,850
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	5,033,000	66,838,240
Covidien PLC	591,951	54,719,950
Edwards Lifesciences Corp. (a)	161,600	19,540,672
Medtronic, Inc.	895,600	61,044,096
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	242,015	$ 39,666,259
Zimmer Holdings, Inc.	375,300	41,748,372
		283,557,589
Health Care Providers & Services - 2.0%
Cigna Corp.	545,534	54,318,820
HCA Holdings, Inc. (a)	792,100	55,486,605
Henry Schein, Inc. (a)	210,787	25,300,764
McKesson Corp.	419,654	85,361,820
		220,468,009
Health Care Technology - 0.1%
Cerner Corp. (a)	192,800	12,211,952
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	717,100	39,641,288
Thermo Fisher Scientific, Inc.	459,100	53,976,387
		93,617,675
Pharmaceuticals - 3.5%
AbbVie, Inc.	765,400	48,572,284
Actavis PLC (a)	425,742	103,344,613
Allergan, Inc.	291,900	55,478,514
Bristol-Myers Squibb Co.	1,502,500	87,430,475
Merck & Co., Inc.	918,046	53,191,585
Pfizer, Inc.	1,220,309	36,548,255
Salix Pharmaceuticals Ltd. (a)	26,300	3,783,255
		388,348,981
TOTAL HEALTH CARE		1,529,380,056
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.	202,900	23,731,184
Honeywell International, Inc.	855,605	82,240,753
The Boeing Co.	679,700	84,901,327
United Technologies Corp.	934,148	99,953,836
		290,827,100
Air Freight & Logistics - 0.7%
FedEx Corp.	439,300	73,538,820
Airlines - 0.5%
American Airlines Group, Inc.	1,306,800	54,036,180
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.4%
A.O. Smith Corp.	844,700	$ 45,064,745
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	1,072,900	32,573,244
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	446,000	21,162,700
Electrical Equipment - 0.6%
Hubbell, Inc. Class B	246,500	27,955,565
Rockwell Automation, Inc.	344,300	38,682,105
		66,637,670
Industrial Conglomerates - 0.8%
Danaher Corp.	1,137,896	91,486,838
Machinery - 2.4%
Caterpillar, Inc.	569,000	57,702,290
Cummins, Inc.	380,582	55,633,477
Deere & Co.	338,400	28,946,736
Manitowoc Co., Inc.	1,569,942	32,717,591
Pall Corp.	536,627	49,058,440
Valmont Industries, Inc. (d)	282,394	38,453,591
		262,512,125
Professional Services - 0.8%
Towers Watson & Co.	444,648	49,040,228
Verisk Analytics, Inc. (a)	718,400	44,792,240
		93,832,468
Road & Rail - 1.5%
J.B. Hunt Transport Services, Inc.	835,650	66,659,801
Union Pacific Corp.	828,700	96,502,115
		163,161,916
TOTAL INDUSTRIALS		1,194,833,806
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.4%
Cisco Systems, Inc.	2,221,900	54,369,893
Juniper Networks, Inc.	1,140,800	24,036,656
QUALCOMM, Inc.	1,964,800	154,256,448
Riverbed Technology, Inc. (a)	1,835,900	34,863,741
		267,526,738
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	363,505	$ 20,668,894
Trimble Navigation Ltd. (a)	404,300	10,859,498
		31,528,392
Internet Software & Services - 4.6%
Facebook, Inc. Class A (a)	1,990,200	149,245,098
Google, Inc. Class C (a)	528,291	295,356,932
Rackspace Hosting, Inc. (a)	59,829	2,295,040
Twitter, Inc.	975,800	40,466,426
Yahoo!, Inc. (a)	344,000	15,841,200
		503,204,696
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	720,200	35,181,770
Computer Sciences Corp.	322,300	19,466,920
Fidelity National Information Services, Inc.	546,000	31,880,940
FleetCor Technologies, Inc. (a)	85,300	12,842,768
Total System Services, Inc.	672,900	22,737,291
Vantiv, Inc. (a)	500,000	15,460,000
Visa, Inc. Class A	537,400	129,744,482
		267,314,171
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. (a)(d)	1,629,100	32,402,799
Micron Technology, Inc. (a)	585,900	19,387,431
NVIDIA Corp.	1,063,700	20,784,698
		72,574,928
Software - 3.5%
Activision Blizzard, Inc.	1,101,900	21,982,905
Adobe Systems, Inc. (a)	1,252,600	87,832,312
Autodesk, Inc. (a)	946,400	54,455,856
Informatica Corp. (a)	362,100	12,912,486
Intuit, Inc.	649,700	57,180,097
Oracle Corp.	2,090,000	81,614,500
salesforce.com, Inc. (a)	1,187,357	75,978,974
		391,957,130
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	3,929,642	$ 424,401,338
Hewlett-Packard Co.	2,784,800	99,918,624
		524,319,962
TOTAL INFORMATION TECHNOLOGY		2,058,426,017
MATERIALS - 3.4%
Chemicals - 2.4%
Airgas, Inc.	222,300	24,795,342
Cabot Corp.	378,824	17,588,798
CF Industries Holdings, Inc.	61,500	15,990,000
E.I. du Pont de Nemours & Co.	637,300	44,069,295
Eastman Chemical Co.	418,203	33,782,438
FMC Corp.	487,300	27,946,655
LyondellBasell Industries NV Class A	341,879	31,326,373
Monsanto Co.	343,300	39,493,232
W.R. Grace & Co. (a)	297,700	28,162,420
		263,154,553
Construction Materials - 0.2%
Eagle Materials, Inc.	257,900	22,548,197
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	616,860	31,552,389
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	912,800	26,014,800
Nucor Corp.	471,100	25,467,666
		51,482,466
TOTAL MATERIALS		368,737,605
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.	193,786	8,038,243
Level 3 Communications, Inc. (a)(e)	548,000	25,706,680
TW Telecom, Inc. (a)	129,900	5,557,122
Verizon Communications, Inc.	2,793,393	140,367,998
		179,670,043
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	225,700	25,352,881
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	837,863	$ 24,457,221
Telephone & Data Systems, Inc.	225,508	5,782,025
		55,592,127
TOTAL TELECOMMUNICATION SERVICES		235,262,170
UTILITIES - 2.9%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	319,972	18,667,166
Edison International	397,873	24,898,892
Exelon Corp.	798,100	29,202,479
FirstEnergy Corp.	183,500	6,851,890
NextEra Energy, Inc.	544,700	54,589,834
OGE Energy Corp.	272,385	10,157,237
PPL Corp.	646,600	22,624,534
		166,992,032
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	210,100	4,794,482
NRG Energy, Inc.	908,118	27,225,378
The AES Corp.	524,064	7,373,580
		39,393,440
Multi-Utilities - 1.1%
Dominion Resources, Inc.	438,000	31,229,400
NiSource, Inc.	485,136	20,404,820
PG&E Corp.	308,567	15,527,091
Public Service Enterprise Group, Inc.	45,200	1,867,212
Sempra Energy	440,044	48,404,840
		117,433,363
TOTAL UTILITIES		323,818,835
TOTAL COMMON STOCKS (Cost $8,273,739,824)		10,835,152,876
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 11/13/14 to 12/18/14 (f) (Cost $5,889,913)	$ 5,890,000	$ 5,889,985
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	194,056,067	194,056,067
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	70,745,550	70,745,550
TOTAL MONEY MARKET FUNDS (Cost $264,801,617)		264,801,617
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $8,544,431,354)		11,105,844,478
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(78,243,155)
NET ASSETS - 100%		$ 11,027,601,323
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
753 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 75,729,210	$ 1,867,971

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,667,989.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,473,445 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 185,659
Fidelity Securities Lending Cash Central Fund	155,627
Total	$ 341,286
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,358,681,301	$ 1,351,207,856	$ -	$ 7,473,445
Consumer Staples	958,525,002	958,525,002	-	-
Energy	933,133,317	933,133,317	-	-
Financials	1,874,354,767	1,874,354,767	-	-
Health Care	1,529,380,056	1,529,380,056	-	-
Industrials	1,194,833,806	1,194,833,806	-	-
Information Technology	2,058,426,017	2,058,426,017	-	-
Materials	368,737,605	368,737,605	-	-
Telecommunication Services	235,262,170	235,262,170	-	-
Utilities	323,818,835	323,818,835	-	-
U.S. Government and Government Agency Obligations	5,889,985	-	5,889,985	-
Money Market Funds	264,801,617	264,801,617	-	-
Total Investments in Securities:	$ 11,105,844,478	$ 11,092,481,048	$ 5,889,985	$ 7,473,445
Derivative Instruments:
Assets
Futures Contracts	$ 1,867,971	$ 1,867,971	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $8,557,133,654. Net unrealized appreciation aggregated $2,548,710,824, of which $2,659,128,071 related to appreciated investment securities and $110,417,247 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series
Equity-Income Fund

October 31, 2014

1.950997.101

EDT-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.3%
Gentex Corp.	1,098,835	$ 35,975,858
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	1,269,258	65,722,179
McDonald's Corp.	1,132,269	106,127,573
Starwood Hotels & Resorts Worldwide, Inc.	311,400	23,871,924
Texas Roadhouse, Inc. Class A	668,972	19,313,222
Yum! Brands, Inc.	998,429	71,717,155
		286,752,053
Household Durables - 0.1%
M.D.C. Holdings, Inc. (d)	479,900	11,719,158
Tupperware Brands Corp.	36,400	2,320,500
		14,039,658
Media - 2.1%
Comcast Corp. Class A	4,064,503	224,970,241
Sinclair Broadcast Group, Inc. Class A	1,519,336	44,136,711
		269,106,952
Multiline Retail - 2.5%
Kohl's Corp.	1,443,135	78,246,780
Macy's, Inc.	519,500	30,037,490
Target Corp.	3,284,047	203,019,786
		311,304,056
Specialty Retail - 1.1%
Foot Locker, Inc.	1,004,900	56,284,449
GNC Holdings, Inc.	633,700	26,342,909
PetSmart, Inc.	327,800	23,716,330
Staples, Inc.	2,253,300	28,571,844
		134,915,532
TOTAL CONSUMER DISCRETIONARY		1,052,094,109
CONSUMER STAPLES - 9.7%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	957,200	71,196,536
The Coca-Cola Co. (e)	1,072,907	44,933,345
		116,129,881
Food & Staples Retailing - 1.9%
CVS Health Corp.	1,055,843	90,601,888
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	702,100	$ 53,549,167
Walgreen Co. (e)	1,526,335	98,021,234
		242,172,289
Food Products - 1.1%
B&G Foods, Inc. Class A	431,379	12,708,425
Kellogg Co.	1,985,297	126,979,596
		139,688,021
Household Products - 2.6%
Procter & Gamble Co.	3,725,900	325,159,293
Tobacco - 3.2%
Altria Group, Inc.	1,601,380	77,410,709
Lorillard, Inc.	2,551,324	156,906,426
Philip Morris International, Inc.	1,173,133	104,420,568
Reynolds American, Inc.	887,400	55,826,334
		394,564,037
TOTAL CONSUMER STAPLES		1,217,713,521
ENERGY - 14.1%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	1,139,556	46,254,578
National Oilwell Varco, Inc.	842,065	61,167,602
Noble Corp.	582,863	12,193,494
Oceaneering International, Inc.	286,300	20,118,301
Paragon Offshore PLC (a)(d)	482,221	2,348,416
		142,082,391
Oil, Gas & Consumable Fuels - 12.9%
Access Midstream Partners LP	324,257	20,197,969
Anadarko Petroleum Corp.	629,991	57,820,574
Apache Corp.	1,318,941	101,822,245
Chevron Corp.	4,313,403	517,392,686
CONSOL Energy, Inc.	1,202,001	44,233,637
EV Energy Partners LP	1,013,374	32,883,986
Exxon Mobil Corp.	3,507,397	339,200,364
Foresight Energy LP	427,200	7,732,320
Hess Corp.	592,400	50,241,444
Holly Energy Partners LP	572,100	19,142,466
HollyFrontier Corp.	127,906	5,804,374
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Imperial Oil Ltd.	137,300	$ 6,606,432
Kinder Morgan Holding Co. LLC (d)	959,400	37,128,780
Legacy Reserves LP	387,700	8,389,828
Markwest Energy Partners LP (e)	907,737	63,586,977
Occidental Petroleum Corp.	832,612	74,044,185
Scorpio Tankers, Inc.	422,250	3,686,243
The Williams Companies, Inc. (e)	3,874,533	215,075,327
Williams Partners LP	196,000	10,103,800
		1,615,093,637
TOTAL ENERGY		1,757,176,028
FINANCIALS - 24.9%
Banks - 11.9%
Bank of America Corp.	1,382,700	23,727,132
CIT Group, Inc.	202,000	9,883,860
Citigroup, Inc.	1,738,647	93,069,774
Comerica, Inc.	925,200	44,169,048
FirstMerit Corp.	2,100,788	38,549,460
JPMorgan Chase & Co.	8,381,930	506,939,126
M&T Bank Corp.	1,412,400	172,567,032
PNC Financial Services Group, Inc.	275,700	23,817,723
SunTrust Banks, Inc.	811,000	31,742,540
TCF Financial Corp.	318,800	4,925,460
U.S. Bancorp	2,963,700	126,253,620
Valley National Bancorp (d)	1,116,300	11,140,674
Wells Fargo & Co.	7,557,300	401,217,057
		1,488,002,506
Capital Markets - 4.7%
Apollo Global Management LLC Class A	814,691	18,534,220
Apollo Investment Corp.	6,141,745	50,669,396
Ares Capital Corp.	1,640,319	26,228,701
Ares Management LP	568,600	9,029,368
Carlyle Group LP	450,600	12,508,656
Charles Schwab Corp.	1,050,488	30,117,491
Greenhill & Co., Inc.	152,100	6,844,500
Invesco Ltd.	701,400	28,385,658
KKR & Co. LP	5,450,920	117,521,835
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	2,935,000	$ 102,578,250
State Street Corp.	781,400	58,964,444
The Blackstone Group LP	4,137,539	124,622,675
		586,005,194
Diversified Financial Services - 0.1%
TPG Specialty Lending, Inc.	635,100	10,650,627
Insurance - 5.8%
ACE Ltd.	1,011,018	110,504,267
Allied World Assurance Co.	645,400	24,525,200
MetLife, Inc.	6,292,311	341,294,949
Prudential Financial, Inc. (e)	1,054,809	93,392,789
The Chubb Corp.	821,200	81,594,432
The Travelers Companies, Inc.	691,489	69,702,091
		721,013,728
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	2,594,625	59,001,773
Annaly Capital Management, Inc.	5,200,504	59,337,751
Aviv REIT, Inc.	230,200	7,764,646
CBL & Associates Properties, Inc.	1,396,500	26,715,045
Coresite Realty Corp.	305,455	11,307,944
First Potomac Realty Trust	1,842,775	23,034,688
Home Properties, Inc.	635,776	40,886,755
Piedmont Office Realty Trust, Inc. Class A	760,237	14,786,610
Retail Properties America, Inc.	701,850	11,012,027
Two Harbors Investment Corp.	2,018,469	20,447,091
Ventas, Inc.	154,100	10,557,391
		284,851,721
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	818,392	13,789,905
TOTAL FINANCIALS		3,104,313,681
HEALTH CARE - 7.5%
Biotechnology - 0.2%
Amgen, Inc. (e)	132,477	21,485,120
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	864,876	60,662,403
Covidien PLC	310,900	28,739,596
DENTSPLY International, Inc.	400,000	20,308,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	1,280,700	$ 23,744,178
St. Jude Medical, Inc.	155,115	9,953,730
		143,407,907
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	930,763	88,431,793
WellPoint, Inc.	32	4,054
		88,435,847
Pharmaceuticals - 5.5%
Johnson & Johnson	4,547,700	490,151,106
Merck & Co., Inc.	1,222,398	70,825,740
Pfizer, Inc.	4,241,177	127,023,251
		688,000,097
TOTAL HEALTH CARE		941,328,971
INDUSTRIALS - 9.8%
Aerospace & Defense - 0.9%
The Boeing Co.	248,300	31,015,153
United Technologies Corp.	823,200	88,082,400
		119,097,553
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc. (e)	650,517	45,022,282
United Parcel Service, Inc. Class B	2,052,500	215,327,775
		260,350,057
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	1,195,200	36,286,272
Republic Services, Inc. (e)	1,558,707	59,854,349
		96,140,621
Electrical Equipment - 0.5%
Eaton Corp. PLC	615,700	42,107,723
Emerson Electric Co.	384,540	24,633,632
		66,741,355
Industrial Conglomerates - 3.4%
General Electric Co.	16,252,777	419,484,174
Machinery - 0.8%
Cummins, Inc.	153,600	22,453,248
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	508,300	$ 43,479,982
Stanley Black & Decker, Inc.	376,133	35,221,094
		101,154,324
Professional Services - 0.1%
Acacia Research Corp.	675,694	12,162,492
Road & Rail - 0.9%
CSX Corp.	1,949,800	69,471,374
Union Pacific Corp.	429,700	50,038,565
		119,509,939
Trading Companies & Distributors - 0.3%
Watsco, Inc.	334,400	33,981,728
TOTAL INDUSTRIALS		1,228,622,243
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 3.2%
Cisco Systems, Inc.	14,285,949	349,577,172
QUALCOMM, Inc.	650,980	51,108,440
		400,685,612
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	740,808	45,285,593
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	1,923,600	88,581,780
IT Services - 3.1%
Accenture PLC Class A	13,200	1,070,784
IBM Corp.	1,257,445	206,723,958
Paychex, Inc. (e)	3,899,038	183,020,844
		390,815,586
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	5,991,971	132,362,639
Broadcom Corp. Class A (e)	4,224,272	176,912,511
		309,275,150
Software - 1.9%
CA Technologies, Inc.	1,857,768	53,986,738
Microsoft Corp.	3,960,100	185,926,695
		239,913,433
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
EMC Corp.	714,800	$ 20,536,204
TOTAL INFORMATION TECHNOLOGY		1,495,093,358
MATERIALS - 1.2%
Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc. (d)	342,900	11,704,328
Tronox Ltd. Class A	807,500	19,525,350
		31,229,678
Metals & Mining - 0.9%
Commercial Metals Co.	1,347,361	23,295,872
Freeport-McMoRan, Inc.	2,374,766	67,680,831
Nucor Corp.	456,700	24,689,202
		115,665,905
TOTAL MATERIALS		146,895,583
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	4,076,808	142,035,991
Verizon Communications, Inc.	5,821,739	292,542,385
		434,578,376
UTILITIES - 4.4%
Electric Utilities - 4.4%
American Electric Power Co., Inc.	1,560,901	91,062,964
Duke Energy Corp.	747,660	61,420,269
Exelon Corp.	1,810,400	66,242,536
Hawaiian Electric Industries, Inc. (d)	1,177,802	33,166,904
Pinnacle West Capital Corp.	208,300	12,804,201
PPL Corp. (e)	2,877,820	100,694,922
Southern Co. (e)	3,183,238	147,574,914
Xcel Energy, Inc.	1,232,747	41,260,042
		554,226,752
TOTAL COMMON STOCKS (Cost $10,323,585,160)		11,932,042,622
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	459,553,381	$ 459,553,381
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	89,592,778	89,592,778
TOTAL MONEY MARKET FUNDS (Cost $549,146,159)		549,146,159
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $10,872,731,319)		12,481,188,781
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,265,015
NET ASSETS - 100%		$ 12,492,453,796
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Amgen, Inc.	1/17/15 - $160.00	662	$ 288,228	$ (498,155)
Broadcom Corp. Class A	11/22/14 - $40.00	13,739	1,354,635	(3,015,711)
C.H. Robinson Worldwide, Inc.	11/22/14 - $70.00	2,437	444,499	(225,423)
Markwest Energy Partners LP	11/22/14 - $80.00	3,241	510,122	(48,615)
Paychex, Inc.	12/20/14 - $46.00	13,294	987,338	(2,093,805)
PPL Corp.	1/17/15 - $35.00	14,389	779,740	(1,079,175)
Prudential Financial, Inc.	12/20/14 - $92.50	3,481	817,669	(384,651)
Republic Services, Inc.	1/17/15 - $40.00	9,647	622,893	(289,410)
Southern Co.	1/17/15 - $48.00	10,505	537,844	(467,473)
The Coca-Cola Co.	12/20/14 - $41.00	9,656	502,970	(1,255,280)
Written Options - continued
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options - continued
The Williams Companies, Inc.	11/22/14 - $60.00	12,786	$ 1,692,828	$ (281,292)
Walgreen Co.	1/17/15 - $65.00	5,037	844,938	(1,037,622)
TOTAL WRITTEN OPTIONS	9,383,704	$ (10,676,612)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $480,922,539.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 287,281
Fidelity Securities Lending Cash Central Fund	421,938
Total	$ 709,219
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,052,094,109	$ 1,052,094,109	$ -	$ -
Consumer Staples	1,217,713,521	1,217,713,521	-	-
Energy	1,757,176,028	1,757,176,028	-	-
Financials	3,104,313,681	3,104,313,681	-	-
Health Care	941,328,971	941,328,971	-	-
Industrials	1,228,622,243	1,228,622,243	-	-
Information Technology	1,495,093,358	1,495,093,358	-	-
Materials	146,895,583	146,895,583	-	-
Telecommunication Services	434,578,376	434,578,376	-	-
Utilities	554,226,752	554,226,752	-	-
Money Market Funds	549,146,159	549,146,159	-	-
Total Investments in Securities:	$ 12,481,188,781	$ 12,481,188,781	$ -	$ -
Derivative Instruments:
Liabilities
Written Options	$ (10,676,612)	$ (10,676,612)	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $10,877,728,954. Net unrealized appreciation aggregated $1,603,459,827, of which $1,769,908,122 related to appreciated investment securities and $166,448,295 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Stock Selector
Large Cap Value Fund

October 31, 2014

1.950977.101

LDT-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.6%
Delphi Automotive PLC	746,849	$ 51,517,644
Household Durables - 1.4%
Jarden Corp. (a)	729,700	47,496,173
Whirlpool Corp.	389,200	66,961,860
		114,458,033
Media - 2.8%
Liberty Media Corp. Class C (a)	1,166,200	55,895,966
Omnicom Group, Inc.	671,400	48,246,804
Time Warner, Inc.	1,019,900	81,051,453
Twenty-First Century Fox, Inc. Class A	1,596,740	55,055,595
		240,249,818
Multiline Retail - 1.4%
Macy's, Inc.	854,489	49,406,554
Target Corp.	1,053,309	65,115,562
		114,522,116
TOTAL CONSUMER DISCRETIONARY		520,747,611
CONSUMER STAPLES - 6.9%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	621,547	46,230,666
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	1,762,973	134,461,951
Walgreen Co.	933,825	59,970,242
		194,432,193
Food Products - 1.9%
Bunge Ltd.	822,899	72,949,996
Mondelez International, Inc.	531,837	18,752,573
The J.M. Smucker Co.	670,942	69,777,968
		161,480,537
Household Products - 1.4%
Procter & Gamble Co.	1,398,315	122,030,950
Personal Products - 0.7%
Coty, Inc. Class A	3,653,175	60,642,705
TOTAL CONSUMER STAPLES		584,817,051
Common Stocks - continued
	Shares	Value
ENERGY - 12.3%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.	719,496	$ 52,264,189
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	1,100,800	101,031,424
Chevron Corp.	3,589,114	430,514,221
EOG Resources, Inc.	348,900	33,162,945
Imperial Oil Ltd.	1,289,400	62,041,757
Kinder Morgan Holding Co. LLC (d)	1,832,700	70,925,490
Occidental Petroleum Corp.	1,066,818	94,872,125
Stone Energy Corp. (a)	1,386,900	33,979,050
Tesoro Corp.	2,168,800	154,874,008
		981,401,020
TOTAL ENERGY		1,033,665,209
FINANCIALS - 27.5%
Banks - 8.3%
Bank of America Corp.	2,252,300	38,649,468
CIT Group, Inc.	1,717,100	84,017,703
PNC Financial Services Group, Inc.	1,406,400	121,498,896
Popular, Inc. (a)	1,111,243	35,426,427
U.S. Bancorp	3,486,192	148,511,779
Wells Fargo & Co.	5,151,425	273,489,153
		701,593,426
Capital Markets - 4.3%
BlackRock, Inc. Class A	325,181	110,922,491
Goldman Sachs Group, Inc.	906,978	172,316,750
State Street Corp.	1,114,246	84,081,003
		367,320,244
Consumer Finance - 1.7%
Capital One Financial Corp.	1,706,814	141,272,995
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	2,150,461	301,408,614
The NASDAQ OMX Group, Inc.	1,739,399	75,246,401
		376,655,015
Insurance - 6.5%
ACE Ltd.	1,060,880	115,954,184
AFLAC, Inc.	1,235,200	73,778,496
Axis Capital Holdings Ltd.	1,501,265	72,270,897
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	1,689,149	$ 91,619,442
Reinsurance Group of America, Inc.	1,020,200	85,951,850
The Travelers Companies, Inc.	1,121,200	113,016,960
		552,591,829
Real Estate Investment Trusts - 1.3%
Annaly Capital Management, Inc.	3,276,265	37,382,184
Equity Residential (SBI)	195,450	13,595,502
General Growth Properties, Inc.	1,390,156	36,018,942
The Macerich Co.	306,921	21,637,931
		108,634,559
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	2,390,329	76,490,528
TOTAL FINANCIALS		2,324,558,596
HEALTH CARE - 12.9%
Biotechnology - 0.6%
Cubist Pharmaceuticals, Inc. (a)	714,602	51,658,579
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	5,749,800	76,357,344
Medtronic, Inc.	983,700	67,048,992
		143,406,336
Health Care Providers & Services - 3.6%
HCA Holdings, Inc. (a)	726,800	50,912,340
McKesson Corp.	255,261	51,922,640
UnitedHealth Group, Inc.	1,325,700	125,954,757
WellPoint, Inc.	563,153	71,345,854
		300,135,591
Pharmaceuticals - 7.0%
AbbVie, Inc.	249,000	15,801,540
Allergan, Inc.	43,400	8,248,604
Endo Health Solutions, Inc. (a)	587,313	39,302,986
Jazz Pharmaceuticals PLC (a)	735,195	124,130,324
Johnson & Johnson	1,470,159	158,453,737
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	7,081,998	$ 212,105,840
Shire PLC sponsored ADR	164,500	32,867,100
		590,910,131
TOTAL HEALTH CARE		1,086,110,637
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.3%
L-3 Communications Holdings, Inc.	436,839	53,058,465
Textron, Inc.	1,225,100	50,878,403
Triumph Group, Inc.	477,900	33,276,177
United Technologies Corp.	518,000	55,426,000
		192,639,045
Air Freight & Logistics - 1.1%
FedEx Corp.	550,237	92,109,674
Building Products - 0.7%
Allegion PLC	1,021,100	54,210,199
Construction & Engineering - 1.6%
AECOM Technology Corp. (a)	4,224,492	137,507,204
Industrial Conglomerates - 2.3%
General Electric Co.	7,631,656	196,973,041
Machinery - 1.0%
Caterpillar, Inc.	180,807	18,335,638
Deere & Co.	745,200	63,744,408
		82,080,046
Road & Rail - 0.9%
CSX Corp.	2,152,424	76,690,867
TOTAL INDUSTRIALS		832,210,076
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	4,957,935	121,320,669
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	1,762,379	36,921,840
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	47,900	$ 27,200,973
Yahoo!, Inc. (a)	1,620,225	74,611,361
		101,812,334
IT Services - 0.5%
Total System Services, Inc.	1,290,925	43,620,356
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. Class A	3,351,451	140,358,768
Software - 2.1%
Microsoft Corp.	2,582,800	121,262,460
Symantec Corp.	2,218,405	55,060,812
		176,323,272
Technology Hardware, Storage & Peripherals - 1.8%
EMC Corp.	3,716,997	106,789,324
Samsung Electronics Co. Ltd.	37,726	43,679,429
		150,468,753
TOTAL INFORMATION TECHNOLOGY		770,825,992
MATERIALS - 2.9%
Chemicals - 2.4%
Agrium, Inc.	403,900	39,517,371
Axiall Corp.	707,806	28,524,582
Eastman Chemical Co.	705,300	56,974,134
LyondellBasell Industries NV Class A	396,049	36,289,970
Methanex Corp.	631,900	37,553,491
		198,859,548
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,576,212	44,922,042
TOTAL MATERIALS		243,781,590
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	4,050,765	141,128,653
CenturyLink, Inc.	676,997	28,081,836
		169,210,489
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	559,700	$ 16,337,643
TOTAL TELECOMMUNICATION SERVICES		185,548,132
UTILITIES - 5.9%
Electric Utilities - 3.2%
Edison International	856,900	53,624,802
Exelon Corp.	1,377,800	50,413,702
ITC Holdings Corp.	1,013,790	40,156,222
NextEra Energy, Inc.	733,200	73,481,304
PPL Corp.	1,449,500	50,718,005
		268,394,035
Gas Utilities - 0.7%
Atmos Energy Corp.	497,731	26,379,743
National Fuel Gas Co.	480,400	33,258,092
		59,637,835
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	739,900	22,566,950
Multi-Utilities - 1.7%
CMS Energy Corp.	1,177,200	38,459,124
NiSource, Inc.	1,249,200	52,541,352
Sempra Energy	523,268	57,559,480
		148,559,956
TOTAL UTILITIES		499,158,776
TOTAL COMMON STOCKS (Cost $6,625,457,610)		8,081,423,670
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 11/13/14 to 12/26/14 (e) (Cost $1,799,974)	$ 1,800,000	1,799,976
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	397,689,566	$ 397,689,566
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	85,991,050	85,991,050
TOTAL MONEY MARKET FUNDS (Cost $483,680,616)		483,680,616
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $7,110,938,200)		8,566,904,262
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(125,075,417)
NET ASSETS - 100%		$ 8,441,828,845
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
526 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2014	$ 52,742,020	$ 485,077

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,250,986.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 231,212
Fidelity Securities Lending Cash Central Fund	301,847
Total	$ 533,059
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 520,747,611	$ 520,747,611	$ -	$ -
Consumer Staples	584,817,051	584,817,051	-	-
Energy	1,033,665,209	1,033,665,209	-	-
Financials	2,324,558,596	2,324,558,596	-	-
Health Care	1,086,110,637	1,086,110,637	-	-
Industrials	832,210,076	832,210,076	-	-
Information Technology	770,825,992	770,825,992	-	-
Materials	243,781,590	243,781,590	-	-
Telecommunication Services	185,548,132	185,548,132	-	-
Utilities	499,158,776	499,158,776	-	-
U.S. Government and Government Agency Obligations	1,799,976	-	1,799,976	-
Money Market Funds	483,680,616	483,680,616	-	-
Total Investments in Securities:	$ 8,566,904,262	$ 8,565,104,286	$ 1,799,976	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 485,077	$ 485,077	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $7,114,838,832. Net unrealized appreciation aggregated $1,452,065,430, of which $1,527,564,989 related to appreciated investment securities and $75,499,559 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector Large Cap Value Fund

October 31, 2014

1.809080.111

LCV-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.6%
Delphi Automotive PLC	73,200	$ 5,049,336
Hotels, Restaurants & Leisure - 0.0%
Shun Ho Technology Holdngs Ltd. (a)	30,000	7,516
Household Durables - 1.3%
Jarden Corp. (a)	72,000	4,686,480
Whirlpool Corp.	37,300	6,417,465
		11,103,945
Media - 2.8%
Liberty Media Corp. Class C (a)	114,300	5,478,399
Omnicom Group, Inc.	65,800	4,728,388
Time Warner, Inc.	99,000	7,867,530
Twenty-First Century Fox, Inc. Class A	156,500	5,396,120
		23,470,437
Multiline Retail - 1.3%
Macy's, Inc.	83,750	4,842,425
Target Corp.	103,234	6,381,926
		11,224,351
TOTAL CONSUMER DISCRETIONARY		50,855,585
CONSUMER STAPLES - 6.9%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	61,800	4,596,684
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	175,245	13,365,936
Walgreen Co.	92,840	5,962,185
		19,328,121
Food Products - 1.9%
Bunge Ltd.	81,835	7,254,673
Mondelez International, Inc.	52,910	1,865,607
The J.M. Smucker Co.	66,642	6,930,768
		16,051,048
Household Products - 1.4%
Procter & Gamble Co.	138,980	12,128,785
Personal Products - 0.7%
Coty, Inc. Class A	363,100	6,027,460
TOTAL CONSUMER STAPLES		58,132,098
Common Stocks - continued
	Shares	Value
ENERGY - 11.6%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.	70,290	$ 5,105,866
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	99,520	9,133,946
BG Group PLC	675,700	11,261,237
Chevron Corp.	190,800	22,886,460
Imperial Oil Ltd.	255,000	12,269,775
Marathon Petroleum Corp.	62,432	5,675,069
Noble Energy, Inc.	81,560	4,700,303
Stone Energy Corp. (a)	188,300	4,613,350
Suncor Energy, Inc.	332,000	11,788,865
Tesoro Corp.	151,900	10,847,179
		93,176,184
TOTAL ENERGY		98,282,050
FINANCIALS - 25.2%
Banks - 8.7%
Bank of America Corp.	250,000	4,290,000
CIT Group, Inc.	145,900	7,138,887
First Citizen Bancshares, Inc.	27,200	6,832,912
Investors Bancorp, Inc.	502,300	5,399,725
PNC Financial Services Group, Inc.	122,100	10,548,219
Popular, Inc. (a)	98,280	3,133,166
Susquehanna Bancshares, Inc.	427,300	4,191,813
U.S. Bancorp	184,100	7,842,660
Wells Fargo & Co.	451,300	23,959,517
		73,336,899
Capital Markets - 3.0%
Fortress Investment Group LLC	565,000	4,248,800
Goldman Sachs Group, Inc.	65,000	12,349,350
Invesco Ltd.	180,800	7,316,976
SWS Group, Inc. (a)(e)	201,000	1,485,390
		25,400,516
Consumer Finance - 1.1%
Cash America International, Inc.	45,000	2,211,750
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	2,170,272
Navient Corp.	269,500	5,330,710
		9,712,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	218,457	30,618,930
Interactive Brokers Group, Inc.	320,900	8,285,638
Rescap Liquidating Trust	90,000	1,431,000
		40,335,568
Insurance - 4.7%
ACE Ltd.	84,500	9,235,850
AFLAC, Inc.	138,450	8,269,619
AMBAC Financial Group, Inc. (a)	180,000	4,118,400
Donegal Group, Inc. Class A	74,000	1,170,680
MetLife, Inc.	42,700	2,316,048
National Western Life Insurance Co. Class A	8,750	2,371,250
Old Republic International Corp.	173,700	2,565,549
StanCorp Financial Group, Inc.	55,500	3,860,580
Torchmark Corp.	114,525	6,065,244
		39,973,220
Real Estate Investment Trusts - 0.7%
Eurobank Properties Real Estate Investment Co.	517,920	5,594,651
Real Estate Management & Development - 1.1%
Consolidated-Tomoka Land Co.	34,650	1,808,384
Kennedy-Wilson Holdings, Inc. (a)	285,500	7,734,195
		9,542,579
Thrifts & Mortgage Finance - 1.1%
Beneficial Mutual Bancorp, Inc. (a)	284,740	3,824,058
Meridian Bancorp, Inc. (a)	514,164	5,830,620
		9,654,678
TOTAL FINANCIALS		213,550,843
HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	500,100	6,641,328
Medtronic, Inc.	109,800	7,483,968
		14,125,296
Health Care Providers & Services - 3.2%
HCA Holdings, Inc. (a)	86,900	6,087,345
McKesson Corp.	24,500	4,983,545
UnitedHealth Group, Inc.	117,300	11,144,673
WellPoint, Inc.	40,901	5,181,748
		27,397,311
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.5%
Allergan, Inc.	23,900	4,542,434
Endo Health Solutions, Inc. (a)	73,200	4,898,544
GlaxoSmithKline PLC sponsored ADR	38,700	1,760,463
Jazz Pharmaceuticals PLC (a)	78,500	13,253,940
Johnson & Johnson	141,600	15,261,648
Pfizer, Inc.	548,800	16,436,560
Shire PLC sponsored ADR	17,400	3,476,520
Valeant Pharmaceuticals International (Canada) (a)	31,700	4,213,353
		63,843,462
TOTAL HEALTH CARE		105,366,069
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.2%
L-3 Communications Holdings, Inc.	41,600	5,052,736
Textron, Inc.	116,000	4,817,480
Triumph Group, Inc.	45,200	3,147,276
United Technologies Corp.	49,000	5,243,000
		18,260,492
Air Freight & Logistics - 1.0%
FedEx Corp.	52,200	8,738,280
Building Products - 0.6%
Allegion PLC	96,588	5,127,857
Construction & Engineering - 1.3%
AECOM Technology Corp. (a)	342,278	11,141,152
Industrial Conglomerates - 2.2%
General Electric Co.	722,900	18,658,049
Machinery - 0.9%
Caterpillar, Inc.	17,100	1,734,111
Deere & Co.	70,450	6,026,293
		7,760,404
Road & Rail - 0.9%
CSX Corp.	203,900	7,264,957
TOTAL INDUSTRIALS		76,951,191
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	452,600	11,075,122
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	167,148	$ 3,501,751
Internet Software & Services - 0.8%
Yahoo!, Inc. (a)	136,200	6,272,010
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. Class A	247,300	10,356,924
Software - 1.9%
Microsoft Corp.	239,100	11,225,745
Symantec Corp.	202,600	5,028,532
		16,254,277
Technology Hardware, Storage & Peripherals - 3.0%
EMC Corp.	309,500	8,891,935
Hewlett-Packard Co.	250,400	8,984,352
Samsung Electronics Co. Ltd.	6,184	7,159,879
		25,036,166
TOTAL INFORMATION TECHNOLOGY		72,496,250
MATERIALS - 3.1%
Chemicals - 2.6%
Agrium, Inc.	58,300	5,704,042
Axiall Corp.	64,100	2,583,230
Eastman Chemical Co.	77,100	6,228,138
LyondellBasell Industries NV Class A	29,320	2,686,592
Methanex Corp.	84,400	5,015,848
		22,217,850
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	133,400	3,801,900
TOTAL MATERIALS		26,019,750
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	374,000	13,030,160
CenturyLink, Inc.	64,814	2,688,485
		15,718,645
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	56,500	1,649,235
TOTAL TELECOMMUNICATION SERVICES		17,367,880
Common Stocks - continued
	Shares	Value
UTILITIES - 6.0%
Electric Utilities - 3.7%
Edison International	77,300	4,837,434
Exelon Corp.	132,000	4,829,880
ITC Holdings Corp.	114,100	4,519,501
NextEra Energy, Inc.	72,510	7,266,952
PPL Corp.	153,000	5,353,470
Xcel Energy, Inc.	131,100	4,387,917
		31,195,154
Gas Utilities - 0.7%
Atmos Energy Corp.	53,300	2,824,900
National Fuel Gas Co.	49,800	3,447,654
		6,272,554
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	76,800	2,342,400
Multi-Utilities - 1.3%
NiSource, Inc.	120,100	5,051,406
Sempra Energy	55,750	6,132,500
		11,183,906
TOTAL UTILITIES		50,994,014
TOTAL COMMON STOCKS (Cost $667,226,325)		770,015,730
Nonconvertible Preferred Stocks - 0.7%

FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Equity Lifestyle Properties, Inc. Series C, 6.75% (Cost $5,890,714)	243,866	6,245,408
U.S. Treasury Obligations - 0.1%
		Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 11/20/14 to 1/22/15 (h) (Cost $899,983)		900,000	899,993
Preferred Securities - 0.1%
		Principal Amount (d)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353,224)	EUR	230,000	$ 325,768
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	74,662,398	74,662,398
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,388,955	2,388,955
TOTAL MONEY MARKET FUNDS (Cost $77,051,353)		77,051,353
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $751,421,599)		854,538,252
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(7,761,617)
NET ASSETS - 100%		$ 846,776,635
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
172 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2014	$ 17,246,440	$ 188,757
The face value of futures purchased as a percentage of net assets is 2%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $325,768 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $339,996.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	31,466
Fidelity Securities Lending Cash Central Fund	27,504
Total	$ 58,970
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,855,585	$ 50,848,069	$ 7,516	$ -
Consumer Staples	58,132,098	58,132,098	-	-
Energy	98,282,050	87,020,813	11,261,237	-
Financials	219,796,251	219,796,251	-	-
Health Care	105,366,069	105,366,069	-	-
Industrials	76,951,191	76,951,191	-	-
Information Technology	72,496,250	72,496,250	-	-
Materials	26,019,750	26,019,750	-	-
Telecommunication Services	17,367,880	17,367,880	-	-
Utilities	50,994,014	50,994,014	-	-
U.S. Government and Government Agency Obligations	899,993	-	899,993	-
Preferred Securities	325,768	-	325,768	-
Money Market Funds	77,051,353	77,051,353	-	-
Total Investments in Securities:	$ 854,538,252	$ 842,043,738	$ 12,494,514	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 188,757	$ 188,757	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $755,661,582. Net unrealized appreciation aggregated $98,876,670, of which $120,672,970 related to appreciated investment securities and $21,796,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014